TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic	$ 1,087	$ 475	$ (2,555)
Foreign	2,218	2,360	(727)
Income (loss) before taxes on income	$ 3,305	$ 2,835	$ (3,282)